As filed with the Securities and Exchange Commission on February 17, 2011

Securities Act File No. 333-118634
Investment Company Act File No. 811-21625

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	18	[	X	]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	20	[	X	]

Intrepid Capital Management Funds Trust
 (Exact Name of Registrant as Specified in Charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, Florida 32250
(Address of Principal Executive Office) (Zip Code)

(904) 246-3433
(Registrant’s Telephone Number, Including Area Code)

Mark F. Travis
Intrepid Capital Management, Inc.
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, Florida 32250
 (Name and Address of Agent for Service)

With copy to:
Richard L. Teigen
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202-5306

It is proposed that this filing will become effective (check appropriate box):
[X]	immediately upon filing pursuant to paragraph (b).
[ ]	on (date) pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 18 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 17 on Form N-1A filed January 27, 2011.  This PEA No. 18 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 17 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that this Post-Effective Amendment No. 18 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jacksonville Beach and State of Florida on February 17, 2011.

Intrepid Capital Management Funds Trust

By: /s/ Mark F. Travis
Mark F. Travis
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 18 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mark F. Travis	President and Trustee	February 17, 2011
Mark F. Travis

/s/ Donald C. White	Secretary and Treasurer	February 17, 2011
Donald C. White

Roy F. Clarke*	Trustee	February 17, 2011
Roy F. Clarke

Peter R. Osterman, Jr.*	Trustee	February 17, 2011
Peter R. Osterman, Jr.

Ed Vandergriff, Jr.*	Trustee	February 17, 2011
Ed Vandergriff, Jr.

*By: /s/ Mark F. Travis
Mark F. Travis Attorney-In Fact as Power of Attorney previously filed and incorporated herein by reference.

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE